Called Up Share Capital (Parenthetical) (Details) - Schedule of Issued, Called Up and Fully Paid - £ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	£ 0.01	£ 0.01	£ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	0.01	0.01	0.01
Common Class E [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	0.01	0.01	0.01
Common Class E1 [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	0.01	0.01	0.01
Common Class E2 [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	£ 0.01	£ 0.01	£ 0.01